Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Municipal Funds, Inc.
Entity Central Index Key	0000878092
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000000818 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DRMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Z shares returned 5.70%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Z	5.70%	0.58%	1.85%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 6,359,049
Investment Company Portfolio Turnover	27.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000130452 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DMUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 5.83%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	5.83%	0.66%	1.94%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 6,359,049
Investment Company Portfolio Turnover	27.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000073398 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 5.80%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	5.80%	0.64%	1.89%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 6,359,049
Investment Company Portfolio Turnover	27.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000000817 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	DMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$157	1.53%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 157	[1]
Expense Ratio, Percent	1.53%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 4.72%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	3.72%	*	-0.38%	0.87%
without Deferred Sales Charge	4.72%		-0.38%	0.87%
Bloomberg U.S. Municipal Bond Index	4.12%		0.54%	1.91%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,772,000,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 6,359,049
Investment Company Portfolio Turnover	27.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000000815 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	DMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 5.52%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	0.75%	-0.54%	1.17%
without Sales Charge	5.52%	0.38%	1.64%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,772,000,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 6,359,049
Investment Company Portfolio Turnover	27.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000046743 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	DHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 7.72%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	2.87%	-1.80%	1.47%
without Sales Charge	7.72%	-0.89%	1.94%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 175,000,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 795,693
Investment Company Portfolio Turnover	42.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000046744 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	DHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$187	1.81%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 187	[2]
Expense Ratio, Percent	1.81%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 6.78%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
**Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.78%	*	-1.67%	1.15%
without Deferred Sales Charge	6.78%		-1.67%	1.15%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%		0.54%	1.91%
Bloomberg Municipal Bond High Yield Index **	6.66%		1.31%	3.73%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
**
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 175,000,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 795,693
Investment Company Portfolio Turnover	42.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000073399 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class I
Trading Symbol	DYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 7.89%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	7.89%	-0.65%	2.18%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 175,000,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 795,693
Investment Company Portfolio Turnover	42.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000130453 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DHYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$82	0.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 82	[3]
Expense Ratio, Percent	0.79%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 7.97%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	7.97%	-0.63%	2.21%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 175,000,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 795,693
Investment Company Portfolio Turnover	42.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000007813 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DHMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$93	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 93	[4]
Expense Ratio, Percent	0.89%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Z shares returned 7.89%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Z	7.89%	-0.75%	2.08%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 175,000,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 795,693
Investment Company Portfolio Turnover	42.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.